Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity Disclosures [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents amounts included in our Consolidated Balance Sheet that are for the use or obligation of our consolidated VIEs.

	December 31,
	2014	2013	Classification
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$113	$84	Cash and cash equivalents
Accounts receivable	52	—	Trade accounts and notes receivable, net
Other current assets	3	—	Other current assets
Property, plant, and equipment - net	2,794	1,001	Property, plant, and equipment – net
Goodwill	103	—	Goodwill
Other intangible assets, net	1,493	—	Other intangible assets – net of accumulated amortization
Other noncurrent assets	14	—	Regulatory assets, deferred charges, and other
Accounts payable	(48)	(122)	Accounts payable - trade
Accrued liabilities	(36)	(3)	Other accrued liabilities
Current deferred revenue	(45)	(10)	Other accrued liabilities
Noncurrent deferred income taxes	(13)	—	Deferred income taxes
Asset retirement obligation	(94)	—	Asset retirement obligations, noncurrent
Noncurrent deferred revenue associated with customer advance payments	(395)	(115)	Regulatory liabilities, deferred income and other